COMMITMENTS, CONTINGENCIES AND CHARGES (Commitments, Charges, and Guarantees) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Israeli Bank [Member]	Dec. 31, 2011 Israeli Bank [Member]	Dec. 31, 2013 Bank, to Secure Lease Agreements [Member]	Dec. 31, 2013 Bank, Provided to Certain Customers and Vendors [Member]	Dec. 31, 2013 Royalty Commitment with Israeli Government [Member]	Dec. 31, 2012 Royalty Commitment with Israeli Government [Member]	Dec. 31, 2013 Royalty Commitment with Israeli Government [Member] Minimum [Member]	Dec. 31, 2013 Royalty Commitment with Israeli Government [Member] Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage							3.00%	3.50%
Maximum royalty as a percentage of grants received					100.00%
Outstanding obligation in respect of royalty-bearing Government participation received or accrued, net of royalties paid or accrued					$ 397	$ 183
Line of credit:
Amount of revolving line of credit	2,000	600
Spread over LIBOR	4.00%
LIBOR rate	0.08%
Interest expense	29
Minimum earnings before interest, taxes depreciation and amortization	1,500
Amount of guarantee by bank			$ 227	$ 494